Operating Lease - Schedule of Operating Lease Related Assets and Liabilities (Details) - USD ($)	Sep. 30, 2024	Mar. 31, 2024
Operating lease [Abstract]
Rights of use lease assets	$ 261,359	$ 59,689
Operating lease liabilities	$ 263,546	$ 64,826
Remaining lease term and discount rate
Weighted average remaining lease term (years)	2 years 10 months 13 days	7 months 9 days
Weighted average discount rate	5.00%	5.00%